FAIR VALUE MEASUREMENTS - Forward Purchase Agreement, Assumptions (Details)		1 Months Ended	12 Months Ended
	Apr. 02, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares Y Options	Dec. 16, 2024	Dec. 16, 2024 shares	Dec. 16, 2024 $ / shares	Dec. 16, 2024 Y	Aug. 02, 2024 Y $ / shares	Jul. 12, 2024 $ / shares Y
FAIR VALUE MEASUREMENTS
Unrealized gain (loss) on derivatives assets forward purchase agreement, net | $			$ 8,254,390
Gain on forward purchase agreement modification | $			$ 1,572,236
Meteora
FAIR VALUE MEASUREMENTS
Shares deemed free and clear of all obligations | shares	50,592
FPA Termination Agreement | Meteora
FAIR VALUE MEASUREMENTS
Proceeds from termination of contract | $	$ 500,000	$ 500,000
Number of recycled shares | shares	0
Deemed amount of prepayment shortfall | $	$ 0
Forward purchase agreement | Meteora
FAIR VALUE MEASUREMENTS
Number of recycled shares | shares	0
Forward purchase agreement
FAIR VALUE MEASUREMENTS
Number of settlement options | Options			2
Threshold trading price for maturity settlement			$ 64
Probability of maturity settlement scenario | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			0.15	0.15
Probability of prepayment shortfall settlement scenario | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			0.85	0.85
Recycled Shares held by Meteora | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			53,247	68.872	53,247
Stock price as of valuation date | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			38.72			24.64
Stock price as of valuation date | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input								24.96	113.28
Remaining term | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input | Y			2.53				2.57
Risk-free interest rate | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			0.043	0.042
Risk-free interest rate | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input								3.7	4.2
Drift term | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			0.042	0.041
Volatility | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			0.85	0.81
Volatility | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input								80	46
Forecasted price per share of Company's common stock at maturity | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			73.6			11.84
Expected margin from Meteora's sale of Recycled Shares | Amended 2024 forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input			0.769	0.769
Expected term (in years) | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input | Y								2.94	3
Exercise price | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input								427.52	427.52
Dividend rate | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input								0	0
Probability of completing the Business Combination | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Measurement input									100